EMPLOYEES AND PAYROLL ACCRUALS	12 Months Ended
Dec. 31, 2018
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EMPLOYEES AND PAYROLL ACCRUALS
NOTE 8:-	EMPLOYEES AND PAYROLL ACCRUALS

As of December 31, 2018 and 2017, employees and payroll accruals include a benefit of certain related parties since 2002 until 2007 in a total amount of $ 654 and $ 1,194 respectively.